Revenue from Contracts with Customers - Summary of Trade and Other Receivables, Contract and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of revenue from contracts with customers [line items]
Trade and other receivables	¥ 37,644	¥ 41,663
Contract assets	339	437
Contract liabilities	24,637	23,979
Unsatisfied performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	12,927	12,778
Virtual credits [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	¥ 11,710	¥ 11,201